PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2014
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥79,357	¥66,473	¥88,756
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	216.29	181.18	241.93
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	216.29	181.18	241.93

	Years ended March 31,
	2012	2013	2014
	(shares in thousands)
Basic weighted average number of shares outstanding	366,902	366,884	366,872
Diluted weighted average number of shares outstanding	366,902	366,884	366,872

Cash Dividends Declared	The cash dividends declared per share is as follows:

	Years ended March 31,
	2012	2013	2014
	(per share of common stock)
Cash dividends declared per share	60.00	60.00	80.00